Investments accounted for using equity method - Details of Investment in Associates (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of associates [line items]
Carrying amount	$ 320,213	$ 9,766	$ 290,542
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Carrying amount	293,089		277,076
Daypower Energy [member]
Disclosure of associates [line items]
Carrying amount	$ 27,124		$ 13,466